Subsequent events (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.1230
Dividend payables | $	$ 1,585
Interim Dividends [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 07, 2025
Date of record	Aug. 21, 2025
Amount per common and preferred share | $ / shares	$ 0.0368
Dividend payables | $	$ 474
Interim Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Aug. 07, 2025
Date of record	Aug. 21, 2025
Amount per common and preferred share | $ / shares	$ 0.0862
Dividend payables | $	$ 1,111